Registration No. 333-201935
Investment Company Act of 1940 File No. 811-23029

UNITED STATES SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
_________________
FORM N-1A
REGISTRATION STATEMENT
UNDER

THE SECURITIES ACT OF 1933	X
Post-Effective Amendment No. 6	X
and/or
REGISTRATION STATEMENT
UNDER

THE INVESTMENT COMPANY ACT OF 1940	X
Amendment No. 8	X
(Check Appropriate Box or Boxes)
_________________
PRINCIPAL EXCHANGE-TRADED FUNDS
(Exact Name of Registrant as Specified in Charter)
_________________
655 9th Street
Des Moines, IA 50392
(Address of Principal Executive Offices)
515-235-9328
(Registrant’s Telephone Number, including Area Code)
_________________

Name and Address of Agent for Service:	with a copy to:
Adam U. Shaikh	Veena K. Jain
The Principal Financial Group	Drinker Biddle & Reath LLP
Des Moines, IA 50392	191 N. Wacker Drive, Suite 3700
Chicago, IL 60606-1698
_________________
Approximate Date of Proposed Public Offering: Immediately
It is proposed that this filing will become effective (check appropriate box)
XX     immediately upon filing pursuant to paragraph (b) of Rule 485
____    on (date) pursuant to paragraph (b) of Rule 485
____    60 days after filing pursuant to paragraph (a)(1) of Rule 485
____    on (date) pursuant to paragraph (a)(1) of Rule 485
____    75 days after filing pursuant to paragraph (a)(2) of Rule 485
____    on (date) pursuant to paragraph (a)(2) of Rule 485
If appropriate, check the following box:

____	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.
Title of Securities Being Registered: Shares of Principal Price Setters Index ETF and Principal Shareholder Yield Index ETF
EXPLANATORY NOTE
This filing relates to the Registrant's prospectus for shares of Principal Price Setters Index ETF and Principal Shareholder Yield Index ETF which was included in 1933 Act Post-Effective Amendment number 5 (as filed on February 24, 2016, SEC Accession No. 0001572661-16-000073) and is filed for the purpose of submitting interactive data files.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant has duly caused this Amendment to the Registration Statement to be signed on its behalf by the undersigned, duly authorized in the City of Des Moines and State of Iowa, on the 23rd day of March 2016.

Principal Exchange-Traded Funds
(Registrant)
/s/ M. J. Beer _____________________________________ M. J. Beer Trustee, President and Chief Executive Officer

Attest: /s/ Beth Wilson ______________________________________ Beth Wilson Vice President and Secretary

Pursuant to the requirements of the Securities Act of 1933, this Amendment to the Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.
Signature	Title	Date

/s/ M. J. Beer __________________________ M. J. Beer	Trustee, President and Chief Executive Officer (Principal Executive Officer)	March 23, 2016

/s/ T. W. Bollin __________________________ T. W. Bollin	Chief Financial Officer (Principal Financial Officer)	March 23, 2016

/s/ L. A. Rasmussen __________________________ L. A. Rasmussen	Vice President and Controller (Controller)	March 23, 2016

(E. Ballantine)* __________________________ E. Ballantine	Trustee	March 23, 2016

(L. T. Barnes)* __________________________ L. T. Barnes	Trustee	March 23, 2016

(C. Damos)* __________________________ C. Damos	Trustee	March 23, 2016

(N. M. Everett)* __________________________ N. M. Everett	Trustee	March 23, 2016

(M. A. Grimmett)* __________________________ M. A. Grimmett	Trustee	March 23, 2016

(F. S. Hirsch)* __________________________ F. S. Hirsch	Trustee	March 23, 2016

(T. Huang)* __________________________ T. Huang	Trustee	March 23, 2016

(W. C. Kimball)* __________________________ W. C. Kimball	Trustee	March 23, 2016

__________________________ D. E. Lawton	Trustee	March 23, 2016

(K. McMillan)* __________________________ K. McMillan	Trustee	March 23, 2016

(E. A. Nickels)* __________________________ E. A. Nickels	Trustee	March 23, 2016

(D. Pavelich)* __________________________ D. Pavelich	Trustee	March 23, 2016

* Pursuant to Power of Attorney appointing M. J. Beer
Previously Filed as Ex-99(j)(ii) on February 6, 2015 (Accession No. 0001572661-15-000008) and October 27, 2015 (Accession No. 0001572661-15-000049) for E. A. Nickels

Exhibit No.    Exhibits

Ex-101.INS    XBRL Instance Document

Ex-101.SCH    XBRL Taxonomy Extension Schema Document

Ex-101.CAL    XBRL Taxonomy Extension Calculations Linkbase Document

Ex-101.DEF    XBRL Taxonomy Extension Definition Linkbase Document

Ex-101.LAB    XBRL Taxonomy Extension Label Linkbase Document

Ex-101.PRE    XBRL Taxonomy Extension Presentation Linkbase Document